Offsetting of financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of offsetting of financial assets and financial liabilities

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)	1	277,261	(41,739)	235,522	(171,371)	(13,095)	(47,404)	3,652	7,473	242,995
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,465	(280)	21,185	(1,553)	(19,630)	—	2	165	21,350
– non-trading assets		348,561	(134,772)	213,789	(28,826)	(184,495)	(189)	279	27,549	241,338
Loans and advances to customers	3	33,039	(10,128)	22,911	(18,893)	—	—	4,018	735	23,646
At 31 Dec 2019		680,326	(186,919)	493,407	(220,643)	(217,220)	(47,593)	7,951	35,922	529,329

Derivatives (Note 15)	1	250,275	(49,711)	200,564	(145,785)	(9,986)	(38,031)	6,762	7,261	207,825
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		18,217	(790)	17,427	(1,244)	(16,179)	—	4	853	18,280
– non-trading assets		372,358	(167,313)	205,045	(21,788)	(182,995)	(100)	162	37,759	242,804
Loans and advances to customers	3	40,534	(12,468)	28,066	(21,245)	—	—	6,821	536	28,602
At 31 Dec 2018		681,384	(230,282)	451,102	(190,062)	(209,160)	(38,131)	13,749	46,409	497,511

Financial liabilities
Derivatives (Note 15)	1	275,286	(41,739)	233,547	(171,371)	(20,137)	(37,844)	4,195	5,950	239,497
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,494	(280)	10,214	(1,553)	(8,656)	—	5	46	10,260
– non-trading liabilities		232,675	(134,772)	97,903	(28,826)	(68,638)	(357)	82	42,441	140,344
Customer accounts	4	36,750	(10,128)	26,622	(18,893)	—	—	7,729	31	26,653
At 31 Dec 2019		555,205	(186,919)	368,286	(220,643)	(97,431)	(38,201)	12,011	48,468	416,754

Derivatives (Note 15)	1	248,123	(49,711)	198,412	(145,785)	(14,895)	(29,998)	7,734	7,423	205,835
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		13,169	(790)	12,379	(1,244)	(11,133)	—	2	114	12,493
– non-trading liabilities		274,367	(167,313)	107,054	(21,788)	(85,087)	(164)	15	58,830	165,884
Customer accounts	4	40,286	(12,468)	27,818	(21,245)	—	—	6,573	11	27,829
At 31 Dec 2018		575,945	(230,282)	345,663	(190,062)	(111,115)	(30,162)	14,324	66,378	412,041

1
At 31 December 2019, the amount of cash margin received that had been offset against the gross derivatives assets was $2,350m (2018: $3,935m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $8,303m (2018: $5,888m).

2
For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $21,350m (2018: $18,280m) and ‘Trading liabilities’ $10,260m (2018: $12,493m), see the ‘Funding sources and uses’ table on page 169.

3	At 31 December 2019, the total amount of ‘Loans and advances to customers’ was $1,036,743m (2018: $981,696m), of which $22,911m (2018: $28,066m) was subject to offsetting.

4	At 31 December 2019, the total amount of ‘Customer accounts’ was $1,439,115m (2018: $1,362,643m), of which $26,622m (2018: $27,818m) was subject to offsetting.

5	These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.